Segment Reporting and Geographic Data (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Area Data Subscription Revenue and Long-lived Tangible Assets

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,
	2012	2011	2010
Subscription revenue(1):
United States	$111,386	$78,776	$50,934
United Kingdom	8,944	8,146	8,749
Ireland	3,742	4,474	4,735
All other countries	3,379	921	272

Total subscription revenue	$127,451	$92,317	$64,690

	Year Ended December 31,
	2012	2011	2010
Long-lived tangible assets(2):
United States	$34,232	$21,607	$14,881
United Kingdom	3,407	2,304	2,247
Ireland	3,493	2,937	1,927

Total long-lived tangible assets	$41,132	$26,848	$19,055

(1)	Subscription revenue represents sales to external customers based on the location of the customer.
(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.